Tangible and intangible assets	12 Months Ended
Dec. 31, 2020
Tangible and intangible assets
Tangible and intangible assets

Note 7. Tangible and intangible assets

Skr mn	Dec 31, 2020	Dec 31, 2019	Dec 31, 2018
Net book value
Tangible assets	22	28	26
Right-of-use assets	25	50	—
Intangible assets[1]	98	56	43
Total net book value	145	134	69
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-51	-57	-40
1	Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years.